SCHEDULE OF UNOBSERVABLE FOR ASSETS OR LIABILITY (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	3,577	1,384
Derivatives [member]
IfrsStatementLineItems [Line Items]
Total	3,577	1,381
Warrants [member]
IfrsStatementLineItems [Line Items]
Total		3
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total		3
Level 1 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Total
Level 1 of fair value hierarchy [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Total		3
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Total
Level 2 of fair value hierarchy [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Total
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total	3,577	1,381
Level 3 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Total	3,577	1,381
Level 3 of fair value hierarchy [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Total